INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES

(Loss)/income before income tax expense is attributable to the following geographic locations:

	For the Years Ended March 31,
	2026	2025	2024
Cayman	$(1,374,397)	$(259,757)	(37,875)
Hong Kong	(2,721,247)	(2,601,792)	(2,723,499)
United States	3,217	(514,861)	(2,137,632)
	$(4,092,427)	$(3,376,410)	(4,899,006)

SCHEDULE OF INCOME TAX EXPENSES

The income tax provision consists of the following components:

For the Years Ended March 31,
	2026	2025	2024
Current income tax expense:
- Cayman	$-	$-	$-
- Hong Kong	-	-	-
- United States	-	-	-
Total current income tax expense	-	-	-
Deferred income tax expense:
- Cayman	-	-	-
- Hong Kong	-	-	-
- United States	-	-	-
Total deferred income tax expense	-	-	-

Total income tax expense:
- Cayman	-	-	-
- Hong Kong	-	-	-
- United States	-	-	-
Total income tax expense	$-	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The reconciliation of taxes at the Hong Kong statutory rate to our provision for income taxes for the years ended March 31, 2025 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the Years Ended March 31,
	2025	2024
	Amount	Amount
Loss before income tax expenses	$(3,376,410)	$(4,899,006)
Hong Kong statutory income tax rate	16.5%	16.5%
Computed income tax benefit with Hong Kong statutory income tax rate	(557,108)	(808,336)
Effect of differences in income tax rates in other jurisdictions	14,019	(93,292)
Effect of true-up on NOL	(333,234)	-
Effect of change in valuation allowance	876,323	901,628
Income tax expense	$-	$-

	For the Year ended March 31,
	2026
	Amount	Percent
Loss before income tax	$(4,092,427)	100%
Hong Kong statutory income tax rate	16.5%	16.5%
Computed income tax benefit with Hong Kong statutory income tax rate	(675,251)	16.5%

Domestic tax effects
Non-taxable interest income	(3,735)	0.1%
Changes in valuation allowance	452,742	(11.1)%

Foreign tax effects
United States
- Statutory tax rate difference between United States and Hong Kong	145	0.0%
- Changes in valuation allowances	1,092	0.0%
Cayman
- Statutory tax rate difference between Cayman and Hong Kong	225,007	(5.5)%
Effective tax rate	$-	0%

SCHEDULE OF CASH PAID FOR INCOME TAXES

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, cash paid for income taxes, during the years ended March 31, 2026, 2025 and 2024 was as follows:

For the Years Ended March 31,
	2026	2025	2024
Cayman	$-	$-	$-
Hong Kong	-	-	-
United States	-	-	-
Total	$-	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS

Deferred tax assets as of March 31, 2026 and 2025 consist of the following:

	As of March 31,
	2026	2025

Net operating losses carry forwards	$4,109,442	$3,569,742
Excess research and development expenses	-	85,866
Less: allowance on deferred tax assets	(4,109,442)	(3,655,608)
	$-	$-

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE

The changes related to valuation allowance are as follows:

	As of March 31,
	2026	2025
Balance at beginning of the year	$3,655,608	$2,779,285
Current year addition	456,769	876,323
Reversals	(2,935)	-
Balance at end of the year	$4,109,442	$3,655,608